SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of accounts receivable

Accounts receivable as of June 30, 2021 and December 31, 2020 were as follows:

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Accounts receivable	8,096	10,417	1,613
Allowance for doubtful accounts	(304)	(303)	(47)
Balance at end of period	7,792	10,114	1,566

Schedule of movement in the allowances for doubtful debts

Movement in the allowances for doubtful debts were as follows:

	For the Year
	Ended	For the Six Months
	December 31,	Ended June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Balance at beginning of period	177	304	47
Additional provision	758	—	—
Recovery	—	(1)	—
Write-offs	(631)	—	—
Balance at end of period	304	303	47

Schedule of convertible loans measured at fair value on a recurring basis using significant unobservable inputs

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31,2020 and June 30, 2021:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Opening balance	24,568	2,232	346
New convertible loans issued	1,830	12,941	2,004
Conversion of accounts payable to convertible loan	—	4,548	705
Repayments	(17,261)	—	—
Conversion of convertible loans	—	(18,459)	(2,859)
Loss on change in fair value of convertible loan	532	4,346	673
Gain on settlement of convertible loan	(7,162)	—	—
Other comprehensive income -foreign exchange translations	(275)	66	10
Total	2,232	5,674	879